Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Preferred Stock [Member]	Total
Balance (in shares) at Dec. 31, 2019	2,768,346			1,597,585
Balance at Dec. 31, 2019	$ 618	$ 18,644,683	$ (54,526,705)	$ 29,069,974	$ (6,811,430)
Issuance of common stock in lieu of deferred compensation	$ 25	340,907	0	0	340,932
Issuance of common stock in lieu of deferred compensation (in shares)	38,992
Beneficial conversion feature on conversion of notes payable	$ 0	961,680	0	0	961,680
Issuance of common stock upon conversion of notes and accrued interest	$ 110	8,499,233	0	0	8,499,343
Issuance of common stock upon conversion of notes and accrued interest (in shares)	1,099,947
Reclassification of warrant liability	$ 0	1,185,577	0	0	1,185,577
Proceeds from reverse acquisition, net of costs	$ 0	9,375,961	0	$ 0	9,375,961
Effect of reverse recapitalization, net of costs (in shares)	5,324,452			(1,597,585)
Effect of reverse recapitalization, net of costs	$ 170	24,766,879	0	$ (29,069,974)	(4,302,928)
Net loss	$ 0	0	(3,783,388)	$ 0	(3,783,388)
Balance (in shares) at Dec. 31, 2020	9,231,737			0
Balance at Dec. 31, 2020	$ 923	63,774,920	(58,310,093)	$ 0	5,465,750
Net loss	$ 0		(2,557,707)		(2,557,707)
Issuance of Units in public offering, net (in shares)	4,133,400
Issuance of Units in public offering, net	$ 413	31,497,050	0		31,497,463
Common stock issued in connection with warrant exercises (in shares)	23,849
Common stock issued in connection with warrant exercises	$ 2	98,375	0		98,377
Stock-based compensation expense	$ 0	17,089	0		17,089
Balance (in shares) at Jun. 30, 2021	13,388,986
Balance at Jun. 30, 2021	$ 1,338	95,387,434	(60,867,800)		34,520,972
Balance (in shares) at Dec. 31, 2020	9,231,737			0
Balance at Dec. 31, 2020	$ 923	63,774,920	(58,310,093)	$ 0	5,465,750
Net loss	$ 0		(8,521,876)		(8,521,876)
Issuance of Units in public offering, net (in shares)	4,133,400
Issuance of Units in public offering, net	$ 413	31,497,050	0		31,497,463
Common stock issued in connection with warrant exercises (in shares)	1,057,149
Common stock issued in connection with warrant exercises	$ 106	98,375	0		98,481
Common stock issued to consultant in exchange for services (in shares)	11,000
Common stock issued to consultant in exchange for services	$ 1	39,928	0		39,929
Stock-based compensation expense	$ 0	106,713	0		106,713
Balance (in shares) at Dec. 31, 2021	14,433,286
Balance at Dec. 31, 2021	$ 1,443	95,516,986	(66,831,969)		28,686,460
Balance (in shares) at Mar. 31, 2021	9,231,737
Balance at Mar. 31, 2021	$ 923	63,774,920	(59,259,393)		4,516,450
Net loss	$ 0		(1,608,407)		(1,608,407)
Issuance of Units in public offering, net (in shares)	4,133,400
Issuance of Units in public offering, net	$ 413	31,497,050	0		31,497,463
Common stock issued in connection with warrant exercises (in shares)	23,849
Common stock issued in connection with warrant exercises	$ 2	98,375	0		98,377
Stock-based compensation expense	$ 0	17,089	0		17,089
Balance (in shares) at Jun. 30, 2021	13,388,986
Balance at Jun. 30, 2021	$ 1,338	95,387,434	(60,867,800)		34,520,972
Balance (in shares) at Dec. 31, 2021	14,433,286
Balance at Dec. 31, 2021	$ 1,443	95,516,986	(66,831,969)		28,686,460
Net loss	$ 0		(12,705,712)		(12,705,712)
Common stock issued in connection with warrant exercises (in shares)	700,000
Common stock issued in connection with warrant exercises	$ 70	0	0		70
Stock-based compensation expense	$ 0	79,562	0		79,562
Balance (in shares) at Jun. 30, 2022	15,133,286
Balance at Jun. 30, 2022	$ 1,513	95,596,548	(79,537,681)		16,060,380
Balance (in shares) at Mar. 31, 2022	15,133,286
Balance at Mar. 31, 2022	$ 1,513	95,556,672	(74,196,977)		21,361,208
Net loss	0		(5,340,704)		(5,340,704)
Stock-based compensation expense	$ 0	39,876	0		39,876
Balance (in shares) at Jun. 30, 2022	15,133,286
Balance at Jun. 30, 2022	$ 1,513	$ 95,596,548	$ (79,537,681)		$ 16,060,380